Cover	Sep. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-42675
Entity Registrant Name	BITMINE IMMERSION TECHNOLOGIES, INC.
Entity Central Index Key	0001829311
Entity Tax Identification Number	84-3986354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	203
Local Phone Number	401-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	BMNR
Security Exchange Name	NYSE
9.50% Series A Perpetual Preferred Stock, par value $0.0001
Title of 12(b) Security	9.50% Series A Perpetual Preferred Stock, par value $0.0001
Trading Symbol	BMNP
Security Exchange Name	NYSE